Lease Obligation (Details) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 01, 2025 EUR (€)
Lease Obligation [Abstract]
Prepaid Rent (in Euro) | €							€ 60
Operating lease cost | $	$ 18,000	$ 0	$ 36,000	$ 0	$ 28,927	$ 0